Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
5	Revenue

	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	474,874	557,836	541,082
Surgical aesthetic medical services	143,057	125,369	126,790
General healthcare services and other aesthetic medical services	64,656	72,466	54,983
	682,587	755,671	722,855